Gain Loss Recognized In Income (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	$ (101,556)	$ 15,243	$ (60,876)	$ (112,364)	$ 71,546
Policy fees	33,621	32,116	65,756	58,599	47,579
Derivative loss, net	(21,954)	(5,856)	(48,088)	(44,473)	(6,118)
Policyholder benefits	(112,838)	2,186	(87,511)	(143,893)	38,103
Over the Counter
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss, net	(5,642)	(910)	692	232	0
Market Value Liability Options
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	(100)	2,568	5,292	3,969	(1,575)
Policy fees	388	261	534	681	1,061
Policyholder benefits	106	43	127	98	248
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss, net	94,768	(12,554)	23,296	93,758	(58,289)
Futures
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss, net	(16,372)	(7,939)	(11,861)	(26,878)	(20,684)
Total Return Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss, net	6,354
Guaranteed Minimum Withdrawal Benefit
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	(88,925)	11,928	(54,413)	(101,961)	61,222
Guaranteed Minimum Accumulation Benefit
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	$ (12,531)	$ 747	$ (11,755)	$ (14,372)	$ 11,899